Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Deferred income tax asset	$ 35,989	$ 79,483
Deferred income tax liability	(302,092)	(354,916)
Net deferred tax liability balance	(266,103)	(275,433)	$ (253,859)
Income tax effect of temporary differences [Member]
Statement [Line Items]
Deferred income tax asset	35,989	79,483
Deferred income tax liability	(285,210)	(338,330)
Net deferred tax liability balance	(249,221)	(258,847)
Income tax effect of temporary differences [Member] | Canada [Member]
Statement [Line Items]
Deferred income tax asset	35,989	79,483
Deferred income tax liability	0	(34,379)
Income tax effect of temporary differences [Member] | Peru [Member]
Statement [Line Items]
Deferred income tax liability	(177,519)	(149,351)
Income tax effect of temporary differences [Member] | United States [Member]
Statement [Line Items]
Deferred income tax liability	(107,691)	(154,600)
Mining tax effect of temporary differences recognized [Member] | Canada [Member]
Statement [Line Items]
Deferred income tax liability	(5,615)	(4,706)
Net deferred tax liability balance	(5,615)	(4,706)
Mining tax effect of temporary differences recognized [Member] | Peru [Member]
Statement [Line Items]
Deferred income tax liability	(11,267)	(11,880)
Net deferred tax liability balance	$ (11,267)	$ (11,880)